BNY Mellon Short Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4%
Alabama — 5.6%
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. C	5.00	6/1/2029	1,400,000	1,459,522
Black Belt Energy Gas District, Revenue Bonds, Ser. B	5.00	12/1/2028	1,000,000	1,040,605
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2029	500,000	522,474
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A(a)	3.45	10/1/2031	1,000,000	1,003,829
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2029	550,000	577,549
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	2,250,000	2,404,334
				7,008,313
American Samoa — 1.0%
American Samoa Economic Development Authority, Revenue Bonds, Refunding, Ser. A(b)	5.00	9/1/2030	1,200,000	1,250,842
Arizona — 3.6%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2029	525,000	554,812
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	2,565,000	2,664,092
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,345,000	1,366,535
				4,585,439
California — 4.3%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B	5.00	11/1/2029	450,000	471,381
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	1,285,000	1,298,738
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	2,000,000	1,983,053
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	125,000	129,291
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2028	1,500,000	1,568,213
				5,450,676
Connecticut — 3.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University Issue) Ser. O	5.00	7/1/2029	2,000,000	2,127,456
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. P	5.00	7/1/2031	1,000,000	1,097,047
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	1,000,000	1,009,864
				4,234,367
Florida — 5.8%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) Ser. B1(a)	5.00	10/1/2029	1,000,000	1,056,719
Miami-Dade County Seaport Department, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2026	2,100,000	2,109,412
Mid-Bay Bridge Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	10/1/2029	2,390,000	2,542,751
Venice, Revenue Bonds (Village on The Isle Project) Ser. B3(b)	4.25	1/1/2030	850,000	850,140
Village Community Development District No. 15, Special Assessment Bonds(b)	3.75	5/1/2029	360,000	362,186
Village Community Development District No. 15, Special Assessment Bonds(b)	4.25	5/1/2028	400,000	405,312
				7,326,520
Illinois — 5.6%
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2027	325,000	330,467
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2028	395,000	405,525
Chicago Board of Education, GO, Refunding, Ser. B	5.25	12/1/2029	300,000	310,155

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Illinois — 5.6% (continued)
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,630,000	1,690,020
Chicago Waterworks, Revenue Bonds, Ser. C	5.00	11/1/2030	750,000	809,925
Cook County, GO, Refunding, Ser. A	5.00	11/15/2026	1,000,000	1,007,693
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	500,000	536,173
Cook County, Revenue Bonds, Refunding	5.00	11/15/2029	855,000	916,856
Illinois, GO, Refunding, Ser. D	5.00	7/1/2027	1,000,000	1,022,483
				7,029,297
Indiana — 2.4%
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1(a)	5.00	7/1/2028	2,950,000	3,064,339
Iowa — 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	6.60	5/15/2028	420,000	436,770
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2031	1,000,000	1,055,882
Winterset, Revenue Bonds	4.00	6/1/2029	1,000,000	1,011,576
				2,504,228
Kansas — .8%
Manhattan, Revenue Bonds (Meadowlark Hills) Ser. B2	3.75	6/1/2031	1,000,000	1,001,212
Kentucky — .8%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2029	1,000,000	1,042,107
Louisiana — .9%
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,000,000	1,100,516
Maine — 1.1%
Maine Housing Authority, Revenue Bonds, Ser. A	2.75	11/15/2029	1,410,000	1,404,643
Maryland — 1.8%
Maryland Community Development Administration, Revenue Bonds (Sustainable Bond) Ser. D2	3.30	1/1/2029	1,500,000	1,518,857
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (The Johns Hopkins Health System Issue) Ser. A	5.00	5/15/2029	650,000	692,512
				2,211,369
Massachusetts — .5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College Issue)	5.00	1/1/2030	555,000	587,565
Michigan — 3.8%
Detroit, GO	5.00	4/1/2031	1,000,000	1,028,328
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2029	500,000	530,974
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2027	800,000	822,925
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2030	1,250,000	1,358,482
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Bronson Healthcare Group, Inc.) Ser. B	5.00	5/15/2029	1,000,000	1,059,422
				4,800,131
Minnesota — .4%
Minneapolis Housing & Redevelopment Authority, Revenue Bonds (Children’s Health Care)	5.00	8/15/2029	500,000	534,707
Missouri — 1.3%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. B	5.00	3/1/2029	1,000,000	1,052,655
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.00	2/1/2029	595,000	619,641
				1,672,296

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Nevada — .7%
Humboldt County, Revenue Bonds, Refunding (Sierra Pacific Power Company Project) Ser. B	3.55	10/1/2029	905,000	919,634
New Hampshire — .7%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	900,395
New Jersey — 3.5%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2027	1,300,000	1,335,348
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2028	1,300,000	1,355,557
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	1,670,000	1,735,837
				4,426,742
New York — 5.5%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. B4	5.00	12/15/2031	1,500,000	1,501,007
New York State Dormitory Authority, Revenue Bonds	5.00	10/1/2029	720,000	756,195
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. B1	3.05	11/15/2030	1,000,000	1,000,004
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,100,000	1,101,512
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2028	1,500,000	1,545,781
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2027	1,000,000	1,025,369
				6,929,868
North Carolina — 3.2%
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	500,000	498,626
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. B1	4.25	10/1/2028	300,000	300,000
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,002,667
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2029	2,085,000	2,187,508
				3,988,801
Ohio — 1.0%
Ohio, Revenue Bonds (Cleveland Clinic Health System Obligated Group)(a)	2.75	5/1/2028	1,000,000	996,644
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2029	310,000	327,192
				1,323,836
Oklahoma — .4%
Oklahoma City Public Property Authority, Revenue Bonds	5.00	6/1/2030	500,000	544,151
Pennsylvania — 9.5%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2028	1,000,000	1,029,657
Chester County Industrial Development Authority, Revenue Bonds (Avon Grove Charter School)	5.00	3/1/2027	1,500,000	1,502,818
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2029	525,000	552,117
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	2,970,000	3,099,628
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,064,604
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2028	1,415,000	1,471,513
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	15,000	15,824
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/15/2028	170,000	179,325

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Pennsylvania — 9.5% (continued)
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2029	965,000	1,028,590
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.00	3/1/2029	1,000,000	1,052,918
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	1,000,000	1,047,716
				12,044,710
Rhode Island — .6%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2026	725,000	730,540
South Carolina — 2.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,000,000	3,033,078
Tennessee — 1.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2029	2,025,000	2,144,458
Texas — 13.2%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2029	1,115,000	1,179,825
Arlington Higher Education Finance Corp., Revenue Bonds (Riverwalk Education Foundation, Inc.) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2028	500,000	522,268
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	1,450,000	1,553,352
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2029	650,000	696,330
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2029	1,000,000	1,060,162
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2030	2,000,000	2,134,146
Dallas Fort Worth International Airport, Revenue Bonds, Refunding (Dallas Fort Worth International Airport) Ser. A1	5.00	11/1/2030	1,000,000	1,077,371
Eagle Mountain & Saginaw Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2027	820,000	843,821
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.00	2/15/2027	1,125,000	1,139,388
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,027,385
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/1/2029	800,000	800,968
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a)	5.00	6/1/2030	500,000	518,771
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2027	600,000	604,202
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2028	800,000	818,222
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,100,000	1,174,314
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2028	430,000	446,123
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2029	450,000	472,690
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	1/1/2029	500,000	519,311
				16,588,649
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,037,697
Utah — .6%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Seg Redevelopment Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	6/1/2030	700,000	756,928

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.4% (continued)
Virginia — .8%
Chesapeake Economic Development Authority, Revenue Bonds (Virginia Electric & Power Co.)(a)	3.65	10/1/2027	1,000,000	1,011,313
Washington — 3.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Sustainable Bond) Ser. S1	5.00	11/1/2029	1,755,000	1,770,341
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	750,000	782,317
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2028	550,000	572,499
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2029	770,000	813,830
				3,938,987
Wisconsin — 4.8%
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2030	800,000	834,225
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.25	6/1/2027	1,000,000	1,014,602
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	4.00	6/15/2030	1,000,000	996,280
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Forensic Science & Protective Medicine Collaboration)(b)	5.00	8/1/2027	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/15/2030	2,000,000	2,158,414
				6,003,521
Total Investments (cost $123,515,814)			98.4%	124,131,875
Cash and Receivables (Net)			1.6%	1,988,764
Net Assets			100.0%	126,120,639

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $6,883,993 or 5.5% of net assets.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon Short Term Municipal Bond Fund
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	124,131,875	—	124,131,875
	—	124,131,875	—	124,131,875

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At June 30, 2026, accumulated net unrealized appreciation on investments was $616,061, consisting of $801,224 gross unrealized appreciation and $185,163 gross unrealized depreciation.

At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.